Stock-Based Compensation - Summary of Characteristics of Options Outstanding (Detail) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD	Dec. 31, 2012 Range One [Member] USD ($)	Dec. 31, 2012 Range Two [Member] USD ($)	Dec. 31, 2012 Range Three [Member] USD ($)	Dec. 31, 2012 Range Four [Member] USD ($)	Dec. 31, 2012 Range Five [Member] USD ($)	Dec. 31, 2012 Range Six [Member] USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price range lower limit			$ 15	$ 25	$ 35	$ 40	$ 45	$ 50
Exercise price range upper limit			$ 20	$ 30	$ 40	$ 45	$ 50	$ 55
Number of options	6,623,242	6,623,242	986,868	3,050,032	60,000	27,342	1,384,000	1,115,000
Remaining contractual life [years]	4 years 6 months 15 days	4 years 6 months 15 days	3 years 2 months 12 days	4 years 2 months 12 days	4 years	6 months	2 years 9 months 18 days	5 years
Number of options exercisable	3,227,574	3,227,574	986,868	1,400,032	60,000	27,342	10,000	743,332
Aggregate intrinsic value	$ 93
Weighted average exercise price of options		35.39
Weighted average life remaining [years]	4 years	4 years
Weighted average exercise price		30.93
Aggregate intrinsic value of options exercisable	$ 60